UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  03-31-2010
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane, London,
EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  05-10-2010
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form 13F Information Table Entry Total: _________20____________ Form 13F Information Table Value Total: _____ 182,399 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s)
of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
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FORM 13F INFORMATION TABLE
COLUMN 1 NAME OF ISSUER  COLUMN 2 TITLE OF CLASS  COLUMN 3 CUSIP
 COLUMN 4 VALUE (x$1000) COLUMN 5 SHRS OR SH/ PRN AMT PRN PUT/ CALL COLUMN 6 INVESTMENT DISCRETION COLUMN 7 OTHER MANAGER SOLE SHARED NONE COLUMN 8 VOTING AUTHORITY
AGNICO EAGLE MINES LTD ALLEGHENY ENERGY INC BRISTOL MYERS SQUIBB CO CHECKPOINT SYS INC CHUNGHWA TELECOM CO LTD COTT CORP QUE GOLDCORP
INC NEW HAIN CELESTIAL GROUP INC KANSAS CITY SOUTHERN KIMBERLY CLARK CORP MILLICOM INTL CELLULAR S A MONSANTO CO NEW NEWMONT MINING CORP ORMAT TECHNOLOGIES INC PFIZER INC SARA LEE CORP SHAW GROUP INC TELECOMUNICACOES SAO PAULO VARIAN MED SYS INC YAMANA GOLD INC
COM COM COM COM SPONS ADR NEW 09 COM COM COM COM NEW COM SHS NEW
COM COM COM COM COM COM SPON ADR PFD COM COM  008474 10 8 017361
10 6 110122 10 8 162825 10 3 17133Q 40 3 22163N 10 6 380956 40 9
405217 10 0 485170 30 2 494368 10 3 L6388F 11 0 61166W 10 1 651639
10 6 686688 10 2 717081 10 3 803111 10 3 820280 10 5 87929A 10 2
92220P 10 5 98462Y 10 0  21,645 8,594 18,670 6,091 224 9,342 14,240
6,598 8,585 5,864 6,638 5,257 9,337 144 363 17,202 19,580 189 10,914
12,922  388,807 373,655 699,250 173,740 11,515 1,205,476 382,578
380,270 237,340 93,257 74,462 73,600 183,330 5,100 21,180 1,256,065
568,864 8,700 197,260 1,311,840  SH SH SH SH SH SH SH SH SH SH SH SH
SH SH SH SH SH SH SH SH SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE 388,807 373,655 699,250 173,740 11,515 1,205,476 382,578 380,270 237,340 93,257
74,462 73,600 183,330 5,100 21,180 1,256,065 568,864 8,700 197,260
1,311,840